Secondary Mortgage Market Activities	12 Months Ended
Dec. 31, 2011
Secondary Mortgage Market Activities
Secondary Mortgage Market Activities
5.	Secondary Mortgage Market Activities

Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition. The principal balances of these loans at year end are as follows:

	2011	2010	2009
Mortgage loan portfolios serviced for:
Freddie Mac	$110,886,694	$114,974,199	$111,043,793

Federal Home Loan Bank	$21,928,662	$21,157,900	$15,252,193

Custodial escrow balances maintained in connection with serviced loans were approximately $1,649,000 and $1,686,000 at December 31, 2011 and 2010, respectively.

Activity for mortgage servicing rights and the related valuation allowance follows:

	2011	2010	2009

Balance at beginning of year	$535,205	$500,750	$320,210
Additions	149,831	203,176	331,104
Disposals	—	—	—
Amortized to expense	(162,690)	(168,721)	(150,564)
Balance at end of year	$522,346	$535,205	$500,750
Valuation Allowance	$—	$—	$—

The fair value of mortgage servicing rights exceeded book value as of year-end 2011 and 2010 and such balances are included in Other Assets in the Consolidated Statement of Condition. As of December 2011 and 2010, no impairment was recorded for mortgage servicing rights.

The weighted average amortization period is eight years. Estimated amortization expense for each of the next five years is:

2012	$150,692
2013	109,523
2014	79,128
2015	56,754
2016	40,266